Asset Under Development (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Asset under development	$ 694,741	$ 501,022
Hilli Conversion to FLNGV
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Purchase price installments (including other shipyard costs)	636,530	495,518
Interest costs capitalized	43,370	4,187
Other costs capitalized	14,841	1,317
Asset under development	$ 694,741	$ 501,022
Completion period	31 months
Expected cost	$ 1,300,000